Summary of Significant Accounting Policies (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Disaggregated revenue
Total revenues	$ 375,715	$ 346,710	$ 716,996	$ 642,546	$ 1,368,295	$ 1,214,362	$ 974,175
United States
Disaggregated revenue
Total revenues	323,481	307,539	625,578	573,059	1,214,418	1,070,173	822,028
Canada
Disaggregated revenue
Total revenues	48,897	36,646	85,178	64,728	144,409	133,035	143,864
Mexico
Disaggregated revenue
Total revenues	3,337	2,525	6,240	4,759	9,468	11,154	8,283
Fastening and Hardware
Disaggregated revenue
Total revenues	247,034	225,298	447,727	401,003	838,358	728,489	718,455
Personal Protective
Disaggregated revenue
Total revenues	62,099	78,993	146,439	141,786	317,766	245,769	55,448
Keys and Key Accessories
Disaggregated revenue
Total revenues	50,495	30,869	92,950	75,276	160,706	189,460	148,115
Engraving
Disaggregated revenue
Total revenues	16,029	11,543	29,815	24,464	51,429	50,622	52,157
Resharp
Disaggregated revenue
Total revenues	58	7	65	17	36	22
Hardware and Protective Solutions
Disaggregated revenue
Total revenues	263,129	269,499	514,058	482,676	1,024,392	853,016	636,717
Hardware and Protective Solutions | United States
Disaggregated revenue
Total revenues	257,742	265,702	504,539	475,376	1,007,135	835,957	626,490
Hardware and Protective Solutions | Canada
Disaggregated revenue
Total revenues	2,050	1,272	3,279	2,541	7,789	5,905	1,944
Hardware and Protective Solutions | Mexico
Disaggregated revenue
Total revenues	3,337	2,525	6,240	4,759	9,468	11,154	8,283
Hardware and Protective Solutions | Fastening and Hardware
Disaggregated revenue
Total revenues	201,208	190,572	367,810	340,956	706,865	607,247	581,269
Hardware and Protective Solutions | Personal Protective
Disaggregated revenue
Total revenues	61,921	78,927	146,248	141,720	317,527	245,769	55,448
Robotics and Digital Solutions
Disaggregated revenue
Total revenues	66,351	42,198	122,230	98,505	209,287	236,086	196,043
Robotics and Digital Solutions | United States
Disaggregated revenue
Total revenues	65,739	41,837	121,039	97,683	207,283	234,216	195,538
Robotics and Digital Solutions | Canada
Disaggregated revenue
Total revenues	612	361	1,191	822	2,004	1,870	505
Robotics and Digital Solutions | Keys and Key Accessories
Disaggregated revenue
Total revenues	50,289	30,649	92,383	74,027	157,828	185,451	143,898
Robotics and Digital Solutions | Engraving
Disaggregated revenue
Total revenues	16,004	11,542	29,782	24,461	51,423	50,613	$ 52,145
Robotics and Digital Solutions | Resharp
Disaggregated revenue
Total revenues	58	7	65	17	$ 36	$ 22
Canada
Disaggregated revenue
Total revenues	46,235	35,013	80,708	61,365
Canada | Canada
Disaggregated revenue
Total revenues	46,235	35,013	80,708	61,365
Canada | Fastening and Hardware
Disaggregated revenue
Total revenues	45,826	34,726	79,917	60,047
Canada | Personal Protective
Disaggregated revenue
Total revenues	178	66	191	66
Canada | Keys and Key Accessories
Disaggregated revenue
Total revenues	206	220	567	1,249
Canada | Engraving
Disaggregated revenue
Total revenues	$ 25	$ 1	$ 33	$ 3